Note 12 - Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions	Jun. 30, 2019		Dec. 31, 2018
Issued in Euros [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	€ 24,304		€ 17,205
Unrealized Gains debt securities available for sale financial assets	967		661
Unrealized losses debt securities available for sale financial assets	(10)		(9)
Subtotal Debt securities, available-for-sale	25,261		17,857
Issued in Euros [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
Issued in Euros [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	894		793
Unrealized Gains debt securities available for sale financial assets	73		63
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	967		855
Issued in Euros [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	940		804
Unrealized Gains debt securities available for sale financial assets	45		37
Unrealized losses debt securities available for sale financial assets	0		(1)
Subtotal Debt securities, available-for-sale	984		841
Total domestic [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	26,138		18,802
Unrealized Gains debt securities available for sale financial assets	1,085		761
Unrealized losses debt securities available for sale financial assets	(10)		(10)
Subtotal Debt securities, available-for-sale	27,213		19,553
Total foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	33,529		34,521
Unrealized Gains debt securities available for sale financial assets	523		392
Unrealized losses debt securities available for sale financial assets	(548)		(758)
Subtotal Debt securities, available-for-sale	33,506		34,157
Mexico [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,209		6,299
Unrealized Gains debt securities available for sale financial assets	17		6
Unrealized losses debt securities available for sale financial assets	(77)		(142)
Subtotal Debt securities, available-for-sale	6,150		6,163
Mexico [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,249		5,286
Unrealized Gains debt securities available for sale financial assets	15		4
Unrealized losses debt securities available for sale financial assets	(54)		(121)
Subtotal Debt securities, available-for-sale	5,210		5,169
Mexico [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
Mexico [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	68		35
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	(1)		(1)
Subtotal Debt securities, available-for-sale	68		34
Mexico [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	892		978
Unrealized Gains debt securities available for sale financial assets	2		2
Unrealized losses debt securities available for sale financial assets	(22)		(20)
Subtotal Debt securities, available-for-sale	872		961
United States [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	11,442		14,507
Unrealized Gains debt securities available for sale financial assets	87		47
Unrealized losses debt securities available for sale financial assets	(80)		(217)
Subtotal Debt securities, available-for-sale	11,449		14,338
United States [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	8,220		11,227
Unrealized Gains debt securities available for sale financial assets	61		37
Unrealized losses debt securities available for sale financial assets	(32)		(135)
Subtotal Debt securities, available-for-sale	8,248		11,130
United States [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,831		7,285
Unrealized Gains debt securities available for sale financial assets	52		29
Unrealized losses debt securities available for sale financial assets	(8)		(56)
Subtotal Debt securities, available-for-sale	4,874		7,258
United States [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,389		3,942
Unrealized Gains debt securities available for sale financial assets	9		8
Unrealized losses debt securities available for sale financial assets	(24)		(79)
Subtotal Debt securities, available-for-sale	3,374		3,872
United States [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
United States [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	98		49
Unrealized Gains debt securities available for sale financial assets	2		1
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	100		50
United States [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,124		3,231
Unrealized Gains debt securities available for sale financial assets	24		9
Unrealized losses debt securities available for sale financial assets	(48)		(82)
Subtotal Debt securities, available-for-sale	3,100		3,158
Turkey [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,033		4,164
Unrealized Gains debt securities available for sale financial assets	17		20
Unrealized losses debt securities available for sale financial assets	(293)		(269)
Subtotal Debt securities, available-for-sale	3,756		3,916
Turkey [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,893		4,007
Unrealized Gains debt securities available for sale financial assets	17		20
Unrealized losses debt securities available for sale financial assets	(290)		(256)
Subtotal Debt securities, available-for-sale	3,620		3,771
Turkey [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
Turkey [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	140		157
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	(4)		(13)
Subtotal Debt securities, available-for-sale	136		145
Turkey [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0
Unrealized Gains debt securities available for sale financial assets	0		0
Unrealized losses debt securities available for sale financial assets	0		0
Subtotal Debt securities, available-for-sale	0		0
Other countries [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	11,845		9,551
Unrealized Gains debt securities available for sale financial assets	403		319
Unrealized losses debt securities available for sale financial assets	(98)		(130)
Subtotal Debt securities, available-for-sale	12,150		9,740
Other countries [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,659		4,510
Unrealized Gains debt securities available for sale financial assets	237		173
Unrealized losses debt securities available for sale financial assets	(56)		(82)
Subtotal Debt securities, available-for-sale	6,840		4,601
Other countries [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,278		987
Unrealized Gains debt securities available for sale financial assets	3		2
Unrealized losses debt securities available for sale financial assets	(7)		(4)
Subtotal Debt securities, available-for-sale	1,273		986
Other countries [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,715		1,856
Unrealized Gains debt securities available for sale financial assets	117		111
Unrealized losses debt securities available for sale financial assets	(18)		(20)
Subtotal Debt securities, available-for-sale	1,814		1,947
Other countries [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,194		2,197
Unrealized Gains debt securities available for sale financial assets	46		33
Unrealized losses debt securities available for sale financial assets	(16)		(25)
Subtotal Debt securities, available-for-sale	2,224		2,206
Total Domestic Foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	59,667	[1]	53,323	[2]
Unrealized Gains debt securities available for sale financial assets	1,608		1,153
Unrealized losses debt securities available for sale financial assets	(558)		(768)
Subtotal Debt securities, available-for-sale	€ 60,718		€ 53,709

[1]	(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.
[2]	(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.